STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS’ EQUITY

The Company has 3,000,000,000 authorized shares of capital stock, which consists of (i)2,600,000,000shares of Class A common stock,at nopar value per share; and (ii) 400,000,000 shares of preferred stock, at no par value per share.

The holders of Class A common stock shall be entitled to one vote per share and shall be entitled to dividends as shall be declared bythe Company’s Board of Directors from time to time.

The Company has 14,482,430 Class A common stock outstanding as of March 31, 2024 and December 31, 2023, respectively.

The Company did not have any employee stock compensation expense for the three months period ending March 31, 2024 and 2023, respectively.

New Stock Option Issuances

On August 30, 2023, the Company issued employee stock options to various executives, contractors and board members. The options provide the option to purchase 1,800,000 Class A Common shares at a price of $0.446. The options vest immediately and expire on August 30, 2033.

The Company uses the Black Scholes option pricing model to value its options. The significant inputs are as follows:

March 31, 2024
Expected Dividend Yield	0.00%
Expected Volatility	117.40%
Risk-free rate	5.00%
Expected life of options	0.003

Company Options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – March 31, 2023	-	-	-	-
Exercisable (Vested) - March 31, 2023	-	-	-	-
Granted	1,800,000	$0.446	10	$-
Forfeited or Expired	-	-	-	-
Exercised	-	-	-	-
Outstanding – March 31, 2024	1,800,000	$0.446	9.4	$-
Exercisable (Vested) – March 31, 2024	1,800,000	$0.446	9.4	$-

7. STOCKHOLDERS’ EQUITY

The Company has 3,000,000,000 authorized shares of capital stock, which consists of (i) 2,600,000,000 shares of Class A common stock, at no par value per share; and (ii) 400,000,000 shares of preferred stock, at no par value per share.

The holders of Class A common stock shall be entitled to one vote per share and shall be entitled to dividends as shall be declared by the Company’s Board of Directors from time to time.

The Company has 14,482,430 Class A common stock outstanding as of December 31, 2023 and December 31, 2022, respectively.

Employee stock compensation expense for the years ending December 31, 2023 and 2022 amounted to $19,800 and $5,417, respectively.

On August 30, 2022, the Company issued an additional 4,000,000 Class A common stock shares to ARC valued at $1,784,000 in exchange for entering into another agreement. For additional information on this transaction, see note 3. Intangible Assets above.

On March 8, 2022, the Company issued 1,083 Class A common stock shares to Farai Gundan valued at $5,417 for consulting service.

New Stock Option Issuances

On August 30, 2023, the Company issued employee stock options to various executives, contractors and board members.  The options provide the option to purchase 1,800,000 Class A Common shares at a price of $0.446. The options vest immediately and expire on August 30, 2033.

The Company uses the Black Scholes option pricing model to value its options. The significant inputs are as follows:

December 31, 2023
Expected Dividend Yield	0.00%
Expected Volatility	117.40%
Risk-free rate	5.00%
Expected life of options	0.003

Company Options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	-	-	-	-
Exercisable (Vested) - December 31, 2022	-	-	-	-
Granted	1,800,000	$0.446	10	$-
Forfeited or Expired	-	-	-	-
Exercised	-	-	-	-
Outstanding – December 31, 2023	1,800,000	$0.446	9.7	$-
Exercisable (Vested) – December 31, 2023	1,800,000	$0.446	9.7	$-